Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 15: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to fulfill fair value disclosure requirements. Assets and liabilities recorded at fair value on a recurring basis, such as derivatives, residential MSRs, and trading or AFS debt securities, are presented in Table 15.1 in this Note. Additionally, from time to time, we record fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of lower of cost or fair value (LOCOM) accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities. Assets recorded at fair value on a nonrecurring basis are presented in Table 15.4 in this Note. We provide in Table 15.9 estimates of fair value for financial instruments that are not recorded at fair value, such as loans and debt liabilities carried at amortized cost.

FAIR VALUE HIERARCHY We classify our assets and liabilities recorded at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations based on significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) in this Report for a detailed description of the fair value hierarchy.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. This determination is ultimately based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the unobservable inputs to the instruments’ fair value measurement in its entirety. If unobservable inputs are considered significant, the instrument is classified as Level 3.
We do not classify nonmarketable equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient to measure fair value. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
TRADING DEBT SECURITIES Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to independent price verification procedures, which includes comparing internal trader prices against multiple independent pricing sources, such as prices obtained from third-party pricing services, observed trades, and other approved market data. These pricing services compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by pricing services to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price, compared with other independent pricing sources, considerations include the range and quality of available information and observability of trade data. These sources are used to evaluate the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. Substantially all of our trading debt securities are recorded using internal trader prices.

AVAILABLE-FOR-SALE DEBT SECURITIES  AFS debt securities are recorded at fair value on a recurring basis. Fair value measurement for AFS debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted prices in active markets do not exist for such securities, we use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices. Substantially all of our AFS debt securities are recorded using vendor prices. See the “Level 3 Asset and Liability Valuation Processes – Vendor Developed Valuations” section in this Note for additional discussion of our processes when using vendor prices to record fair value of AFS debt securities, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.
When vendor prices are deemed inappropriate, they may be adjusted based on other market data or internal models. We also use internal models when no vendor prices are available. Internal models use discounted cash flow techniques or market comparable pricing techniques.

LOANS HELD FOR SALE (LHFS) LHFS generally includes originated or purchased commercial and residential mortgage loans for sale in the securitization or whole loan market. A significant portion of residential LHFS, and our portfolio of commercial LHFS in our trading business, are recorded at fair value on a recurring basis. The remaining LHFS are held at LOCOM which may be written down to fair value on a nonrecurring basis. Fair value for LHFS that are not part of our trading business is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity. Fair value for LHFS in our trading business is based on pending transactions when available. Where market pricing data or pending transactions are not available, we use a discounted cash flow model to estimate fair value.

LOANS Although loans are recorded at amortized cost, we record nonrecurring fair value adjustments to reflect write-downs that are based on the observable market price of the loan or current appraised value of the collateral less costs to sell.

MORTGAGE SERVICING RIGHTS (MSRs) Residential MSRs are carried at fair value on a recurring basis. Commercial MSRs are carried at LOCOM and may be written down to fair value on a nonrecurring basis. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants may use in estimating future net servicing income cash flows, including estimates of prepayment rates (including housing price volatility for residential MSRs), discount rates, and cost to service (including delinquency and foreclosure costs).

DERIVATIVES  Derivatives are recorded at fair value on a recurring basis. Other than certain exchange-traded derivatives that are actively traded and valued using quoted market prices, derivatives are measured using internal valuation techniques. These instruments, which include derivatives traded in over-the-counter (OTC) markets, with clearinghouses, and on exchanges, are classified as Level 2 or Level 3 of the fair value hierarchy, depending on the significance of unobservable inputs in the valuation. Valuation techniques and inputs to internal models depend on the type of derivative and nature of the underlying rate, price or index upon which the value of the derivative is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of certain of these inputs.

EQUITY SECURITIES Marketable equity securities and certain nonmarketable equity securities that we have elected to account for at fair value are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment. Additionally, the carrying value of equity securities accounted for under the measurement alternative is also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.
We use quoted prices to determine the fair value of marketable equity securities, as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, prices from third-party pricing services, broker quotes, trading multiples of comparable public companies, and discounted cash flow models. Where appropriate, we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.
OTHER ASSETS Other assets are generally recorded at amortized cost, with the exception of market risk benefit assets which are recorded at fair value on a recurring basis and valued at the contract level using a discounted cash flow model. For the remaining other assets recorded at amortized cost, we also record nonrecurring fair value adjustments to reflect impairment or the impact of certain lease modifications. Other assets subject to nonrecurring fair value measurements include operating lease ROU assets, foreclosed assets and physical commodities. For these assets, fair value is generally based upon independent market prices or appraised values less costs to sell, or the use of a discounted cash flow model.

Liabilities
SHORT-SALE AND OTHER LIABILITIES  Short-sale trading liabilities in our trading business are recorded at fair value on a recurring basis and are measured using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities. Other liabilities include market risk benefit liabilities, which are recorded at fair value on a recurring basis and valued at the contract level using a discounted cash flow model.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT Although interest-bearing deposits and long-term debt are generally recorded at amortized cost, we have elected the fair value option for certain structured notes issued by our trading business. Fair values for these instruments are estimated using a discounted cash flow model that includes both the embedded derivative and debt portions of the notes. The discount rate used in these discounted cash flow models also incorporates the impact of our credit spread, which is generally based on observable spreads in the secondary bond market.

Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internal models and, to a lesser extent, prices obtained from vendors. Our valuation processes vary depending on which approach is utilized.
INTERNAL MODEL VALUATIONS  Certain Level 3 fair value estimates are based on internal models, such as discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from or can be correlated to historic performance of similar portfolios or previous market trades in similar instruments where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available.
Internal models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for their intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:
•ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
•back-testing of modeled fair values to actual realized transactions; and
•review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.
We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary.
Internal valuation models are subject to ongoing review by the appropriate principal line of business or enterprise function and monitoring oversight by Independent Risk Management. Independent Risk Management, through its Model Risk function, provides independent oversight of model risk management, and its responsibilities include governance, validation, periodic review, and monitoring of model risk across the Company and providing periodic reports to management and the Board’s Risk Committee.

VENDOR-DEVELOPED VALUATIONS  We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes assets and liabilities that we classify as Level 3. We have processes in place to approve and periodically review third-party vendors to assess whether information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to evaluate whether the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:
•comparison to other pricing vendors (if available);
•variance analysis of prices;
•corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;
•review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
•investigation of prices on a specific instrument-by-instrument basis.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 15.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 15.1: Fair Value on a Recurring Basis

	December 31, 2023				December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,178	3,027	—	35,205	28,844	4,530	—	33,374
Collateralized loan obligations	—	762	64	826	—	540	150	690
Corporate debt securities	—	12,859	82	12,941	—	10,344	23	10,367
Federal agency mortgage-backed securities	—	42,944	—	42,944	—	34,447	—	34,447
Non-agency mortgage-backed securities	—	1,477	10	1,487	—	1,243	12	1,255
Other debt securities	—	3,898	1	3,899	—	6,022	—	6,022
Total trading debt securities	32,178	64,967	157	97,302	28,844	57,126	185	86,155
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	45,467	—	—	45,467	45,285	—	—	45,285
Non-U.S. government securities	—	164	—	164	—	162	—	162
Securities of U.S. states and political subdivisions	—	20,009	57	20,066	—	10,332	113	10,445
Federal agency mortgage-backed securities	—	59,578	—	59,578	—	48,137	—	48,137
Non-agency mortgage-backed securities	—	2,748	1	2,749	—	3,284	—	3,284
Collateralized loan obligations	—	1,533	—	1,533	—	3,981	—	3,981
Other debt securities	—	728	163	891	—	2,137	163	2,300
Total available-for-sale debt securities	45,467	84,760	221	130,448	45,285	68,033	276	113,594
Loans held for sale	—	2,444	448	2,892	—	3,427	793	4,220
Mortgage servicing rights (residential)	—	—	7,468	7,468	—	—	9,310	9,310
Derivative assets (gross):
Interest rate contracts	195	31,434	816	32,445	262	40,503	321	41,086
Commodity contracts	—	2,723	18	2,741	—	5,866	134	6,000
Equity contracts	71	13,041	193	13,305	112	9,051	410	9,573
Foreign exchange contracts	—	24,730	37	24,767	27	22,175	11	22,213
Credit contracts	—	74	39	113	—	44	22	66
Total derivative assets (gross)	266	72,002	1,103	73,371	401	77,639	898	78,938
Equity securities:
Marketable	10,849	9	6	10,864	18,527	86	3	18,616
Nonmarketable	—	8,940	37	8,977	—	9,750	17	9,767
Total equity securities	10,849	8,949	43	19,841	18,527	9,836	20	28,383
Other assets (1)	—	—	49	49	—	—	—	—
Total assets prior to derivative netting	$88,760	233,122	9,489	331,371	93,057	216,061	11,482	320,600
Derivative netting (2)				(55,148)				(56,164)
Total assets after derivative netting				$276,223				264,436
Derivative liabilities (gross):
Interest rate contracts	$(201)	(32,298)	(4,383)	(36,882)	(193)	(40,377)	(2,903)	(43,473)
Commodity contracts	—	(2,719)	(27)	(2,746)	—	(3,325)	(120)	(3,445)
Equity contracts (1)	(35)	(12,108)	(1,667)	(13,810)	(118)	(6,502)	(1,634)	(8,254)
Foreign exchange contracts	—	(27,138)	(19)	(27,157)	(29)	(26,622)	(35)	(26,686)
Credit contracts	—	(39)	(5)	(44)	—	(33)	(3)	(36)
Total derivative liabilities (gross)	(236)	(74,302)	(6,101)	(80,639)	(340)	(76,859)	(4,695)	(81,894)
Short-sale and other liabilities (1)	(19,695)	(5,776)	(83)	(25,554)	(14,791)	(5,513)	(167)	(20,471)
Interest-bearing deposits	—	(1,297)	—	(1,297)	—	—	—	—
Long-term debt	—	(2,308)	—	(2,308)	—	(1,346)	—	(1,346)
Total liabilities prior to derivative netting	$(19,931)	$(83,683)	(6,184)	(109,798)	(15,131)	(83,718)	(4,862)	(103,711)
Derivative netting (2)				62,144				61,827
Total liabilities after derivative netting				$(47,654)				(41,884)
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level counterparty valuation adjustments. See Note 14 (Derivatives) for additional information.
Level 3 Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 15.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 15.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2023
Trading debt securities	$185	(14)	141	(167)	(11)	104	(81)	157	(12)	(6)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(6)
Loans held for sale	793	1	298	(373)	(120)	126	(277)	448	(17)	(7)
Mortgage servicing rights (residential) (8)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(7)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Equity securities	20	(2)	10	(8)	—	23	—	43	(1)	(6)
Other assets and liabilities	(167)	133	—	—	—	—	—	(34)	133	(10)
Year ended December 31, 2022
Trading debt securities	$241	(72)	218	(186)	(6)	22	(32)	185	(73)	(6)
Available-for-sale debt securities	186	(36)	327	(26)	(25)	460	(610)	276	(10)	(6)
Loans held for sale	1,033	(252)	389	(391)	(207)	237	(16)	793	(170)	(7)
Mortgage servicing rights (residential) (8)	6,920	2,001	1,003	(614)	—	—	—	9,310	3,254	(7)
Net derivative assets and liabilities:
Interest rate contracts	127	(3,280)	—	—	994	(435)	12	(2,582)	(2,073)
Equity contracts (11)	(417)	35	—	(9)	718	(584)	(967)	(1,224)	276
Other derivative contracts	5	(68)	19	(9)	118	(16)	(40)	9	(16)
Total derivative contracts	(285)	(3,313)	19	(18)	1,830	(1,035)	(995)	(3,797)	(1,813)	(9)
Equity securities	8,910	4	1	(2)	—	3	(8,896)	20	(2)	(6)
Other assets and liabilities (11)	(791)	624	—	—	—	—	—	(167)	624	(10)
Year ended December 31, 2021
Trading debt securities	$173	7	518	(448)	(12)	34	(31)	241	(8)	(6)
Available-for-sale debt securities	2,994	21	809	(112)	(278)	353	(3,601)	186	(4)	(6)
Loans held for sale	1,234	(25)	477	(534)	(377)	394	(136)	1,033	(26)	(7)
Mortgage servicing rights (residential) (8)	6,125	(842)	1,645	(8)	—	—	—	6,920	1,170	(7)
Net derivative assets and liabilities:
Interest rate contracts	446	27	—	—	(340)	(5)	(1)	127	(75)
Equity contracts (11)	(288)	(482)	—	—	379	(228)	202	(417)	(280)
Other derivative contracts	39	(114)	3	(3)	77	—	3	5	(36)
Total derivative contracts	197	(569)	3	(3)	116	(233)	204	(285)	(391)	(9)
Equity securities	9,233	(267)	1	(68)	—	11	—	8,910	(316)	(6)
Other assets and liabilities (11)	(1,483)	771	—	—	(79)	—	—	(791)	645	(10)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income. Net gains (losses) included in other comprehensive income for AFS debt securities were $(27) million, $(37) million and $41 million for the years ended December 31, 2023, 2022 and 2021, respectively. Net gains (losses) included in other comprehensive income for other assets and liabilities were $(12) million, $71 million, and $83 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2. During first quarter 2022, we transferred $8.9 billion of non-marketable equity securities and $1.4 billion of related economic hedging derivative assets (equity contracts) out of Level 3 due to our election to measure fair value of these instruments as a portfolio. Under this election, the unit of valuation is the portfolio-level, rather than each individual instrument. The unobservable inputs previously significant to the valuation of the instruments individually are no longer significant, as those unobservable inputs offset under the portfolio election.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in other comprehensive income. Net unrealized gains (losses) included in other comprehensive income for AFS debt securities were $(28) million, $(9) million and $(1) million for the years ended December 31, 2023, 2022 and 2021, respectively. Net unrealized gains (losses) included in other comprehensive income for other assets and liabilities were $(12) million, $71 million and $78 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(6)Included in net gains from trading and securities on our consolidated statement of income.
(7)Included in mortgage banking income on our consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)Included in other noninterest income on our consolidated statement of income.
(11)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 15.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
The significant unobservable inputs for Level 3 assets inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 15.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2023
Trading and available-for-sale debt securities	$60		Discounted cash flow	Discount rate	2.7	-	7.3%		4.7
	157		Market comparable pricing	Comparability adjustment	(27.1)	-	20.1		(1.9)
	161		Market comparable pricing	Multiples	1.2x	-	10.3x		5.6x
Loans held for sale	359		Discounted cash flow	Default rate	0.0	-	28.0%		1.1
				Discount rate	1.7	-	15.4		9.8
				Loss severity	0.0	-	58.1		15.7
				Prepayment rate	2.6	-	12.1		10.6
	89		Market comparable pricing	Comparability adjustment	(6.4)	-	1.1		(1.1)
Mortgage servicing rights (residential)	7,468		Discounted cash flow	Cost to service per loan (1)	$52	-	527		105
				Discount rate	8.9	-	13.9%		9.4
				Prepayment rate (2)	7.3	-	24.3		8.9
Net derivative assets and (liabilities):
Interest rate contracts	(3,501)		Discounted cash flow	Discount rate	3.6	-	5.4		4.2
	(36)		Discounted cash flow	Default rate	0.4	-	5.0		1.2
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	22.0	-	22.0		22.0
Interest rate contracts: derivative loan commitments	(30)		Discounted cash flow	Fall-out factor	1.0	-	99.0		30.2
				Initial-value servicing	(5.5)	-	141.0	bps	10.0
Equity contracts	(1,020)		Discounted cash flow	Conversion factor	(6.9)	-	0.0%		(6.4)
				Weighted average life	0.5	-	2.0	yrs	1.1
	(454)		Option model	Correlation factor	(67.0)	-	99.0%		73.8
				Volatility factor	6.5	-	147.0		38.6
Insignificant Level 3 assets, net of liabilities (3)	52
Total Level 3 assets, net of liabilities	$3,305	(4)
December 31, 2022
Trading and available-for-sale debt securities	$157		Discounted cash flow	Discount rate	2.7	-	12.5%		6.4
	185		Market comparable pricing	Comparability adjustment	(33.6)	-	14.1		(4.8)
	119		Market comparable pricing	Multiples	1.1x	-	7.4x		4.0x
Loans held for sale	793		Discounted cash flow	Default rate	0.0	-	25.0%		0.7
				Discount rate	2.9	-	13.4		9.5
				Loss severity	0.0	-	53.6		15.7
				Prepayment rate	3.5	-	14.2		10.7
Mortgage servicing rights (residential)	9,310		Discounted cash flow	Cost to service per loan (1)	$52	-	550		102
				Discount rate	8.7	-	14.1%		9.1
				Prepayment rate (2)	8.1	-	21.9		9.4
Net derivative assets and (liabilities):
Interest rate contracts	(2,411)		Discounted cash flow	Discount rate	3.2	-	4.9		4.2
	(63)		Discounted cash flow	Default rate	0.4	-	5.0		2.3
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	(108)		Discounted cash flow	Fall-out factor	1.0	-	99.0		41.0
				Initial-value servicing	(9.3)	-	141.0	bps	11.5
Equity contracts (3)	(1,000)		Discounted cash flow	Conversion factor	(12.2)	-	0.0%		(9.9)
				Weighted average life	0.5	-	1.5	yrs	0.8
	(224)		Option model	Correlation factor	(77.0)	-	99.0%		49.5
				Volatility factor	6.5	-	96.5		37.3
Insignificant Level 3 liabilities, net of assets (3)	(138)
Total Level 3 assets, net of liabilities	$6,620	(4)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $52 - $167 at December 31, 2023, and $52 - $178 at December 31, 2022.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(4)Consists of total Level 3 assets of $9.5 billion and $11.5 billion and total Level 3 liabilities of $6.2 billion and $4.9 billion, before netting of derivative balances, at December 31, 2023 and 2022, respectively.
The internal valuation techniques used for our Level 3 assets and liabilities, as presented in Table 15.3, are described as follows:
•Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
•Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, financial metrics of comparable companies, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.
•Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

The unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change. We also consider qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.
•Comparability adjustment – is an adjustment made to observed market data, such as a transaction price to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
•Conversion factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.
•Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
•Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
•Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
•Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, Secured Overnight Financing Rate (SOFR) or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.
•Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.
•Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.
•Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.
•Multiples – are financial ratios of comparable public companies, such as ratios of enterprise value or market value of equity to earnings before interest, depreciation, and amortization (EBITDA), revenue, net income or book value, adjusted to reflect dissimilarities in operational, financial, or marketability to the comparable public company used in a market valuation approach.
•Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
•Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.
•Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Interrelationships and Uncertainty of Inputs Used in Recurring Level 3 Fair Value Measurements
Usage of the valuation techniques presented in Table 15.3 requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

DEBT SECURITIES AND LOANS HELD FOR SALE  The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, multiples, and comparability adjustment.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate or loss severity inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate. Conversely, these Level 3 assets would increase (decrease) in value based upon an increase (decrease) in multiples. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value of the item the comparability adjustment references.
Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for comparability adjustment, multiples, and loss severity do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

MORTGAGE SERVICING RIGHTS  The discounted cash flow models used to determine fair value of Level 3 residential MSRs utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a decrease in discount rates increases the value of MSRs, unless accompanied by a related update to our prepayment rates. The cost to service assumption generally does not increase or decrease based on movements in the discount rate or the prepayment rate. The sensitivity to key assumptions of our residential MSRs is discussed further in Note 6 (Mortgage Banking Activities).

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques which use certain unobservable inputs to determine fair value. Such inputs consist of prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase
(decrease) in default rate, fall-out factor, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life or volatility factor inputs. The inverse of the above relationships would occur for instruments when we are short the underlying. The correlation factor input may have a positive or negative impact on the fair value of derivative instruments depending on the change in fair value of the item the correlation factor references.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting, write-downs of individual assets, or application of the measurement alternative for certain nonmarketable equity securities.
Table 15.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2023 and 2022, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 15.4: Fair Value on a Nonrecurring Basis

	December 31, 2023			December 31, 2022
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$326	297	623	838	554	1,392
Loans:
Commercial	1,565	—	1,565	285	—	285
Consumer	97	—	97	512	—	512
Total loans	1,662	—	1,662	797	—	797
Mortgage servicing rights (commercial)	—	—	—	—	75	75
Nonmarketable equity securities	2,086	2,354	4,440	1,926	2,818	4,744
Other assets	2,451	58	2,509	1,862	296	2,158
Total assets at fair value on a nonrecurring basis	$6,525	2,709	9,234	5,423	3,743	9,166
(1)Consists of commercial mortgages and residential mortgage – first lien loans.
Table 15.5 presents the gains (losses) on certain assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 15.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2023	2022	2021
Loans held for sale	$(9)	(120)	33
Loans:
Commercial	(716)	(96)	(230)
Consumer	(706)	(739)	(564)
Total loans	(1,422)	(835)	(794)
Mortgage servicing rights (commercial)	—	4	33
Nonmarketable equity securities (1)	(718)	(1,191)	4,407
Other assets (2)	(122)	(275)	(388)
Total	$(2,271)	(2,417)	3,291
(1)Includes impairment of nonmarketable equity securities and observable price changes related to nonmarketable equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation of physical commodities, valuation losses on foreclosed real estate and other collateral owned, and impairment of venture capital and private equity investments in consolidated portfolio companies.
Table 15.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis and determined using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities and venture capital and private equity investments in consolidated portfolio companies.
Table 15.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2023
Loans held for sale	$297	Discounted cash flow	Default rate	0.1	-	95.8%	17.5
			Discount rate	3.0	-	13.2	5.8
			Loss severity	5.4	-	58.6	16.6
			Prepayment rate	2.1	-	33.8	11.8
Nonmarketable equity securities	591	Market comparable pricing	Comparability adjustment	(100.0)	-	(11.5)	(42.9)
	1,721	Market comparable pricing	Multiples	0.7x	-	27.1x	8.4x
	42	Discounted cash flow	Discount rate	5.0	-	5.0%	5.0
Insignificant Level 3 assets	58
Total	$2,709
December 31, 2022
Loans held for sale	$143	Discounted cash flow	Default rate	0.1	-	86.1%	13.8
			Discount rate	3.8	-	13.8	9.0
			Loss severity	8.1	-	43.8	18.6
			Prepayment rate	2.3	-	23.4	18.6
	411	Market comparable pricing	Comparability adjustment	(8.2)	-	(0.9)	(4.3)
Mortgage servicing rights (commercial)	75	Discounted cash flow	Cost to service per loan	$3,775	-	3,775	3,775
			Discount rate	5.2	-	5.2%	5.2
			Prepayment rate	0.0	-	20.6	6.7
Nonmarketable equity securities	1,461	Market comparable pricing	Comparability adjustment	(100.0)	-	(4.0)	(30.1)
	1,352	Market comparable pricing	Multiples	0.8x	-	18.7x	9.9x
Other assets (2)	234	Market comparable pricing	Multiples	6.4	-	8.0	7.1
Insignificant Level 3 assets	67
Total	$3,743
(1)Refer to the narrative following Table 15.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, certain nonmarketable equity securities, and other assets.
(2)Represents venture capital and private equity investments in consolidated portfolio companies.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

LOANS HELD FOR SALE (LHFS) LHFS measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We believe fair value measurement for LHFS reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.
Additionally, we purchase loans for market-making purposes to support the buying and selling demands of our customers in our trading business. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT We have elected to account for certain structured debt liabilities under the fair value option. These exposures relate to our trading activities and fair value accounting better aligns with our risk management practices and reduces complexity.
For interest-bearing deposits and long-term debt carried at fair value, the change in fair value attributable to instrument-specific credit risk is recorded in OCI and all other changes in fair value are recorded in earnings.
Table 15.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 15.7: Fair Value Option

	December 31, 2023			December 31, 2022
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale (1)	$2,892	3,119	(227)	4,220	4,614	(394)
Interest-bearing deposits	(1,297)	(1,298)	1	—	—	—
Long-term debt (2)	(2,308)	(2,864)	556	(1,346)	(1,775)	429
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2023 and 2022.
(2)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.
Table 15.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recorded in net interest income are excluded from the table below.

Table 15.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	Year ended December 31,
	2023			2022			2021
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Loans held for sale	$230	46	(26)	(681)	6	—	1,972	54	2
Interest-bearing deposits	—	(22)	—	—	—	—	—	—	—
Long-term debt	—	(81)	—	—	52	—	—	—	—
For performing loans, instrument-specific credit risk gains or losses are derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. For LHFS accounted for under the fair value option, instrument-specific credit gains or losses were insignificant for the years ended December 31, 2023, 2022 and 2021.
For interest-bearing deposits and long-term debt, instrument-specific credit risk gains or losses represent the impact of changes in fair value due to changes in our credit spread and are generally derived using observable secondary bond market information. These impacts are recorded within the debit valuation adjustments (DVA) in OCI. See Note 25 (Other Comprehensive Income) for additional information.
Disclosures about Fair Value of Financial Instruments
Table 15.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 15.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $575 million and $737 million at December 31, 2023 and 2022, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.

Table 15.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial assets
Cash and due from banks (1)	$33,026	33,026	—	—	33,026
Interest-earning deposits with banks (1)	204,193	203,960	233	—	204,193
Federal funds sold and securities purchased under resale agreements (1)	80,456	—	80,456	—	80,456
Held-to-maturity debt securities	262,708	2,288	222,209	2,819	227,316
Loans held for sale	2,044	—	848	1,237	2,085
Loans, net (2)	905,764	—	52,127	818,358	870,485
Nonmarketable equity securities (cost method)	5,276	—	—	5,344	5,344
Total financial assets	$1,493,467	239,274	355,873	827,758	1,422,905
Financial liabilities
Deposits (3)	$190,970	—	127,738	62,372	190,110
Short-term borrowings	89,340	—	89,340	—	89,340
Long-term debt (4)	205,261	—	205,705	2,028	207,733
Total financial liabilities	$485,571	—	422,783	64,400	487,183
December 31, 2022
Financial assets
Cash and due from banks (1)	$34,596	34,596	—	—	34,596
Interest-earning deposits with banks (1)	124,561	124,338	223	—	124,561
Federal funds sold and securities purchased under resale agreements (1)	68,036	—	68,036	—	68,036
Held-to-maturity debt securities	297,059	14,285	238,552	2,684	255,521
Loans held for sale	2,884	—	2,208	719	2,927
Loans, net (2)	928,049	—	57,532	836,831	894,363
Nonmarketable equity securities (cost method)	4,900	—	—	4,961	4,961
Total financial assets	$1,460,085	173,219	366,551	845,195	1,384,965
Financial liabilities
Deposits (3)	$66,887	—	46,745	18,719	65,464
Short-term borrowings	50,964	—	50,970	—	50,970
Long-term debt (4)	173,502	—	172,783	999	173,782
Total financial liabilities	$291,353	—	270,498	19,718	290,216
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $16.2 billion and $14.7 billion at December 31, 2023 and 2022, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion and $1.3 trillion at December 31, 2023 and 2022, respectively.
(4)Excludes obligations under finance leases of $19 million and $22 million at December 31, 2023 and 2022, respectively.